Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Navios Partners Operations	Navios Containers Operations				Total
	Three Month	Three Month	Three Month	Period from	Eliminations	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	April 28, 2017	for the period	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	from April 28, 2017 to	June 30,	June 30,
	2018	2017	2018	2017	June 30, 2017	2018	2017
Revenue	$58,196	$46,916	$—	$3,102	—	$58,196	$50,018
Management fees	(17,381)	(14,760)	—	(702)	—	(17,381)	(15,462)
Interest expense and finance cost, net	(10,794)	(8,138)	—	(80)	73	(10,794)	(8,145)
Depreciation and amortization	(14,355)	(17,360)	—	(1,320)	—	(14,355)	(18,680)
Net (loss)/ income	(29,533)	7,987	—	881	(4,423)	(29,533)	4,445
Total assets	1,307,310	1,275,942	—	97,333	(45,723)	1,307,310	1,327,552
Capital expenditures	(35,938)	(95,247)	—	(44,567)	30,000	(35,938)	(109,814)
Investment in affiliates	69,237	31,192	—	—	(30,000)	69,237	1,192
Cash and cash equivalents	40,577	44,813	—	34,936	—	40,577	79,749
Restricted cash	402	6,299	—	—	—	402	6,299
Long-term debt (including current and non-current portion), net	$494,462	$441,347	—	$33,670	—	$494,462	$475,017

	Navios Partners Operations	Navios Containers Operations				Total
	Six Month	Six Month	Six Month	Period from	Eliminations	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	April 28, 2017	for the period	Period Ended	Period Ended
	June 30,	June 30,	June 30,	to June 30,	from April 28, 2017 to	June 30,	June 30,
	2018	2017	2018	2017	June 30, 2017	2018	2017
Revenue	$111,248	$89,327	$—	$3,102	—	$111,248	$94,429
Management fees	(34,072)	(29,103)	—	(702)	—	(34,072)	(29,805)
Interest expense and finance cost, net	(20,647)	(18,493)	—	(80)	73	(20,647)	(18,500)
Depreciation and amortization	(29,272)	(34,135)	—	(1,320)	—	(29,272)	(35,455)
Net (loss)/ income	(24,055)	2,334	—	881	(4,423)	(24,055)	(1,208)
Total assets	1,307,310	1,275,942	—	97,333	(45,723)	1,307,310	1,327,552
Capital expenditures	(36,285)	2,798	—	(44,567)	30,000	(36,285)	(11,769)
Investment in affiliates	69,237	31,192	—	—	(30,000)	69,237	1,192
Cash and cash equivalents	40,577	44,813	—	34,936	—	40,577	79,749
Restricted cash	402	6,299	—	—	—	402	6,299
Long-term debt (including current and non-current portion), net	$494,462	$441,347	—	$33,670	—	$494,462	$475,017

Revenue By Geographic Region

	Three Month Period ended June 30, 2018	Three Month Period ended June 30, 2017	Six Month Period ended June 30, 2018	Six Month Period ended June 30, 2017
Asia	$33,574	$30,250	$63,945	$55,047
Europe	17,770	10,217	33,290	19,683
North America	5,200	5,161	11,025	9,654
Australia	1,652	4,390	2,988	8,045

Total	$58,196	$50,018	$111,248	$92,429